Gain on Disposal of Investment in Joint Venture (Tables)	9 Months Ended
Sep. 30, 2022
Gain Loss On Disposal Of Investments In Joint Venture [Abstract]
Schedule Of Gain On Disposal Of Investments In Joint Venture

	Period from	Period from
	1 Jan 22 to	1 Jan 21 to
	30 Sep 22	30 Sep 21
	£	£
Gain on disposal of interests in JV	4,660,853	—